SELECTED STATEMENT OF OPERATIONS DATA (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selling and marketing expenses:
Selling and marketing expenses	$ 1,140	$ 1,694	$ 1,524
Selling and Marketing Expense [Member]
Selling and marketing expenses:
Payroll and related expenses	963	1,459	1,180
Depreciation and amortization	3	8	12
Travel and conventions	79	108	155
Other	$ 95	$ 119	$ 177